Financial Information By Industry Segment And Geographic Area (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Equity earnings (losses), net of taxes	$ 140	$ 111	$ (26)
Ilim Holding [Member]
Segment Reporting Information [Line Items]
Percentage of equity interest	50.00%
Equity earnings (losses), net of taxes	$ 134	$ 102	$ (27)